Long-Term Debt, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2021
Loan Facilities [Abstract]
Long-term debt	$ 13,250,000	$ 16,300,000
Less: Deferred financing costs	(180,526)	(300,257)
Total long-term debt, net of deferred finance costs	13,069,474	15,999,743
Presented [Abstract]
Current portion of long-term debt	2,700,000	3,050,000
Less: Current portion of deferred finance costs	(93,698)	(119,731)
Current portion of long-term debt, net of deferred finance costs	2,606,302	2,930,269
Non-Current portion of long-term debt	10,550,000	13,250,000
Less: Non-Current portion of deferred finance costs	(86,828)	(180,526)
Non-Current portion of long-term debt, net of deferred finance costs	10,463,172	13,069,474
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000	18,000,000	$ 18,000,000
Borrowers	Rocket- Gamora
Long-term debt	$ 13,250,000	$ 16,300,000